Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts	$ 4,614	$ 6,886
APWC shareholders’ equity (note 9):
Common stock, par value	$ 0.01	$ 0.01
Authorized shares	50,000,000	50,000,000
Issued and outstanding shares	13,830,769	13,830,769